Convertible Preference Shares of Subsidiary (Details) - Series A CPS Fair values estimated based on the following assumptions (Series A CPS [Member], Convertible Preferred Stock [Member])	6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Series A CPS [Member] | Convertible Preferred Stock [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Risk-free interest rate	0.02% - 0.08%	0.22% - 0.26%	0.11% - 0.15%	0.28%
Expected remaining term	0.11 - 0.41 Years	1.05 - 1.41 Years	0.55 - 0.90 Years	1.55 - 1.90 Years
Expected volatility	111.30 - 123.77%	105.96 - 114.25%	123.55% - 127.94%	81.15% - 82.83%
Dividend yield	0.00%	0.00%	0.00%	0.00%